Segment Reporting - Financials (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($)
Segment Reporting
Number of operating segments | item			2
Revenue	$ 170.5	$ 161.3	$ 350.3	$ 334.4
Income/(expenses)
Costs of sales	27.4	29.8	59.8	60.0
Depletion and depreciation	58.9	59.6	119.8	120.2
Gross profit	84.2	71.9	170.7	154.2
Other operating (income)/expenses
General and administrative expenses	5.6	7.0	12.5	12.2
Gain on sale of gold bullion	(0.4)		(0.8)	(0.3)
Foreign exchange (gain) and other income (expense)		0.1		(0.5)
Income before finance items and income taxes	79.0	64.8	159.0	142.8
Finance items (Note 13)
Finance income	1.2	0.7	1.9	1.7
Finance expenses	(2.5)	(0.8)	(5.0)	(1.7)
Net income before income taxes	77.7	64.7	155.9	142.8
Operating Segments
Segment Reporting
Revenue	170.5	161.3	350.3	334.4
Income/(expenses)
Costs of sales	27.4	29.8	59.8	60.0
Depletion and depreciation	58.1	58.8	118.1	118.6
Gross profit	85.0	72.7	172.4	155.8
Other operating (income)/expenses
General and administrative expenses	5.6	7.0	12.5	12.2
Gain on sale of gold bullion	(0.4)		(0.8)	(0.3)
Depreciation	0.8	0.8	1.7	1.6
Foreign exchange (gain) and other income (expense)		0.1		(0.5)
Income before finance items and income taxes	79.0	64.8	159.0	142.8
Finance items (Note 13)
Finance income	1.2	0.7	1.9	1.7
Finance expenses	(2.5)	(0.8)	(5.0)	(1.7)
Net income before income taxes	77.7	64.7	155.9	142.8
Operating Segments | Mining Segment
Segment Reporting
Revenue	142.9	138.6	301.9	292.7
Income/(expenses)
Costs of sales	25.6	28.3	56.6	57.5
Depletion and depreciation	46.7	49.7	97.3	102.4
Gross profit	70.6	60.6	148.0	132.8
Operating Segments | Energy Segment
Segment Reporting
Revenue	27.6	22.7	48.4	41.7
Income/(expenses)
Costs of sales	1.8	1.5	3.2	2.5
Depletion and depreciation	11.4	9.1	20.8	16.2
Gross profit	$ 14.4	$ 12.1	$ 24.4	$ 23.0